SUMMARY OF DETAILED SEGMENT INFORMATION (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 2,695,741	$ 1,182,413	[1]	$ 38,864
Operating expense	48,003,657	50,977,088	[1]	$ 6,925,942
Education [member]
IfrsStatementLineItems [Line Items]
Operating expense	2,363,243	667,217
Campus [member]
IfrsStatementLineItems [Line Items]
Operating expense	332,498	515,197
Cost of sales [member] | Education [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	575,309	577,998
Cost of sales [member] | Campus [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 0	$ 590,228

[1]	Restatement details in Note 2